Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Apr. 29, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000023754
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 21,179	$ 20,871	$ 20,396	$ 20,170	$ 19,496	$ 18,641	$ 19,271	$ 18,893	$ 18,311	$ 17,986	$ 17,311	$ 16,135	$ 16,418	$ 17,110	$ 17,177	$ 16,862	$ 16,274	$ 16,350	$ 16,189	$ 15,652	$ 16,085	$ 15,460	$ 15,965	$ 15,260	$ 14,776	$ 15,741	$ 16,259	$ 15,430	$ 16,199	$ 16,261		$ 17,345	$ 17,113	$ 17,305	$ 18,257	$ 17,787	$ 17,959	$ 17,262	$ 17,826	$ 17,561	$ 17,281	$ 16,973	$ 16,948	$ 16,249	$ 16,116	$ 15,821	$ 15,971	$ 15,537	$ 14,584	$ 14,820	$ 15,180	$ 14,588	$ 13,928	$ 13,601	$ 13,153	$ 12,099	$ 13,380	$ 13,996	$ 13,834	$ 13,579	$ 13,328	$ 13,205	$ 13,233	$ 13,138	$ 12,915	$ 12,434	$ 12,644	$ 12,327	$ 12,039	$ 11,776	$ 11,181	$ 11,800	$ 11,620	$ 12,163	$ 12,172	$ 11,956	$ 11,638	$ 11,574	$ 11,388	$ 11,391	$ 11,510	$ 11,783	$ 11,496	$ 11,382	$ 11,202	$ 11,056	$ 10,986	$ 10,962	$ 10,823	$ 10,792	$ 10,670	$ 10,640	$ 10,636	$ 10,412	$ 10,308	$ 10,182	$ 9,987	$ 10,189	$ 10,182	$ 10,146	$ 9,912	$ 9,890	$ 9,791	$ 9,722	$ 9,276	$ 9,269	$ 9,566	$ 9,751	$ 9,754	$ 9,353	$ 9,558	$ 10,040	$ 9,964	$ 10,118	$ 10,022	$ 10,005	$ 10,049	$ 9,706	$ 9,843	$ 9,914	$ 9,704	$ 9,475
C000023756
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,007	20,395	19,944	19,737	19,090	18,264	18,892	18,531	17,973	17,669	17,014	15,869	16,154	16,849	16,927	16,627	16,058	16,141	15,993	15,471	15,907	15,300	15,810	15,124	14,652	15,620	16,142	15,330	16,104	16,176		17,267	17,045	17,244	18,203	17,751	17,933	17,248	17,823	17,565	17,299	17,002	16,989	16,297	16,172	15,884	16,049	15,620	14,672	14,922	15,291	14,705	14,048	13,727	13,283	12,225	13,532	14,161	14,008	13,756	13,509	13,396	13,431	13,342	13,129	12,647	12,868	12,554	12,266	12,005	11,405	12,047	11,868	12,430	12,451	12,235	11,921	11,857	11,679	11,687	11,817	12,106	11,817	11,709	11,529	11,389	11,323	11,305	11,172	11,145	11,027	11,002	11,008	10,782	10,678	10,558	10,363	10,579	10,581	10,550	10,313	10,299	10,201	10,137	9,677	9,680	9,993	10,194	10,207	9,791	10,012	10,524	10,455	10,624	10,527	10,517	10,571	10,217	10,367	10,449	10,232	10,000
C000023757
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,303,195	2,268,655	2,216,828	2,191,892	2,118,238	2,024,744	2,092,917	2,051,260	1,988,204	1,952,310	1,878,344	1,750,385	1,780,805	1,855,360	1,862,503	1,828,215	1,764,000	1,771,587	1,754,042	1,695,320	1,741,586	1,673,603	1,728,351	1,652,012	1,598,946	1,703,237	1,758,852	1,668,477	1,751,604	1,757,608		1,874,905	1,849,406	1,869,674	1,971,933	1,920,784	1,938,868	1,863,518	1,924,120	1,894,901	1,864,377	1,830,758	1,827,770	1,751,886	1,737,247	1,704,718	1,720,946	1,673,769	1,570,813	1,596,008	1,634,396	1,570,278	1,498,627	1,463,368	1,414,920	1,300,897	1,438,592	1,504,751	1,486,855	1,459,155	1,431,558	1,418,173	1,421,201	1,410,305	1,386,464	1,334,674	1,356,801	1,322,596	1,291,660	1,262,791	1,198,629	1,264,947	1,244,816	1,302,683	1,303,699	1,280,261	1,246,050	1,238,525	1,218,636	1,218,642	1,230,801	1,259,794	1,228,909	1,216,092	1,196,480	1,180,803	1,173,106	1,169,897	1,154,993	1,150,924	1,137,863	1,133,964	1,133,296	1,109,026	1,097,765	1,084,184	1,063,077	1,083,857	1,083,195	1,079,071	1,053,598	1,050,911	1,039,944	1,032,390	984,585	983,904	1,014,963	1,034,363	1,034,358	991,475	1,012,924	1,063,587	1,055,666	1,071,279	1,060,621	1,058,498	1,062,647	1,026,008	1,040,238	1,047,117	1,024,443	1,000,000
C000211115
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,545,996	11,372,254	11,112,289	10,987,211	10,616,320	10,147,414	10,489,324	10,278,965	9,962,764	9,782,773	9,412,874	8,771,307	8,921,409	9,296,101	9,329,523	9,157,638	8,834,434	8,874,839	8,784,522	8,491,435	8,723,299	8,382,601	8,655,709	8,273,188	8,007,289	8,528,579	8,804,893	8,354,432	8,770,731	8,800,799		9,385,977	9,259,066	9,358,254	9,870,339	9,614,898	9,705,442	9,326,020	9,628,493	9,482,216	9,329,485	9,162,600	9,145,434	8,765,626	8,690,865	8,530,359	8,609,542	8,374,389	7,859,009	7,983,121	8,175,938	7,855,107	7,496,532	7,319,295	7,076,920	6,508,594	7,196,083	7,524,880	7,437,479	7,296,838	7,160,960	7,092,007	7,106,138	7,053,604	6,934,394	6,673,478	6,784,166	6,613,103	6,457,562	6,313,214	5,992,441	6,324,087	6,223,528	6,512,815	6,517,802	6,400,624	6,229,659	6,191,991	6,092,521	6,092,521	6,153,297	6,298,170	6,143,766	6,079,709	5,981,736	5,903,357	5,864,807	5,848,842	5,774,334	5,753,992	5,688,646	5,669,219	5,665,954	5,544,654	5,488,399	5,420,474	5,314,936	5,418,743	5,415,569	5,394,905	5,267,480	5,254,064	5,199,245	5,161,557	4,922,577	4,919,166	5,074,382	5,171,425	5,171,425	4,956,970	5,064,295	5,317,663	5,277,979	5,356,106	5,302,910	5,292,271	5,312,978	5,129,876	5,200,998	5,235,540	5,122,242	5,000,000
C000023758
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,262	12,089	11,912	11,639	11,529	11,324	11,595	11,479	11,637	11,604	11,174	10,674	10,855	11,114	11,153	11,139	11,157	11,259	11,193	10,981	11,207	10,814	10,836	10,485	10,638	11,088	11,340	11,073	11,305	11,304		11,673	11,974	12,125	12,352	12,371	12,380	12,392	12,468	12,477	12,356	12,272	12,222	12,129	12,219	12,329	12,340	12,260	12,040	12,076	12,069	12,082	11,863	11,640	11,527	11,286	11,871	11,723	11,492	11,504	11,503	11,467	11,529	11,259	11,235	11,128	10,952	10,933	10,752	10,729	10,597	10,475	10,439	10,510	10,558	10,500	10,497	10,497	10,434	10,499	10,457	10,538	10,614	10,573	10,571	10,561	10,608	10,525	10,487	10,462	10,384	10,299	10,298	10,220	10,187	10,181	10,372	10,435	10,434	10,413	10,299	10,144	10,124	10,046	9,911	9,890	9,830	9,870	9,881	9,849	9,807	9,842	9,765	9,911	9,957	10,044	9,990	10,092	9,828	9,792	9,742	9,675
C000023760
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,852	11,515	11,354	11,099	11,001	10,811	11,072	10,976	11,127	11,103	10,704	10,236	10,410	10,668	10,713	10,707	10,732	10,839	10,782	10,576	10,803	10,436	10,464	10,129	10,286	10,731	10,984	10,725	10,959	10,965		11,333	11,635	11,791	12,014	12,041	12,058	12,077	12,161	12,178	12,075	11,992	11,958	11,868	11,965	12,081	12,100	12,037	11,820	11,864	11,865	11,886	11,677	11,471	11,366	11,134	11,717	11,577	11,361	11,382	11,381	11,353	11,422	11,168	11,152	11,052	10,884	10,872	10,698	10,682	10,559	10,443	10,413	10,494	10,548	10,504	10,501	10,507	10,458	10,524	10,488	10,577	10,661	10,626	10,632	10,628	10,683	10,613	10,576	10,565	10,487	10,414	10,420	10,347	10,321	10,323	10,519	10,599	10,600	10,587	10,478	10,334	10,321	10,248	10,117	10,102	10,047	10,096	10,115	10,089	10,054	10,096	10,031	10,184	10,239	10,335	10,293	10,399	10,132	10,102	10,057	10,000
C000023761
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,302,698	1,284,525	1,265,570	1,236,363	1,224,554	1,201,670	1,230,191	1,218,622	1,234,218	1,231,370	1,185,598	1,132,492	1,151,431	1,178,672	1,182,585	1,180,872	1,182,624	1,193,230	1,186,006	1,162,545	1,187,137	1,145,387	1,147,442	1,110,178	1,126,205	1,173,484	1,199,877	1,171,551	1,195,851	1,195,539		1,234,236	1,265,746	1,281,552	1,305,228	1,307,757	1,307,792	1,308,730	1,316,602	1,317,330	1,305,124	1,295,227	1,290,480	1,279,800	1,289,013	1,300,420	1,302,074	1,293,437	1,269,302	1,272,918	1,271,940	1,273,058	1,249,859	1,226,944	1,214,111	1,188,509	1,249,839	1,234,033	1,209,546	1,211,390	1,210,293	1,206,325	1,212,595	1,184,104	1,181,399	1,169,957	1,151,302	1,149,103	1,129,923	1,127,329	1,113,276	1,099,674	1,095,688	1,103,652	1,108,509	1,102,328	1,101,155	1,100,923	1,094,141	1,100,024	1,096,192	1,103,815	1,112,162	1,106,946	1,107,257	1,105,347	1,109,911	1,101,532	1,096,523	1,094,185	1,085,034	1,076,469	1,075,945	1,067,467	1,063,647	1,062,061	1,081,654	1,088,592	1,087,518	1,085,082	1,072,842	1,056,417	1,054,678	1,045,565	1,031,925	1,028,719	1,022,169	1,026,040	1,026,721	1,023,556	1,018,205	1,021,304	1,013,571	1,027,625	1,032,597	1,040,429	1,034,963	1,044,443	1,016,692	1,013,056	1,007,440	1,000,000
C000195930
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,536,403	6,449,127	6,353,550	6,202,142	6,142,484	6,031,510	6,174,437	6,111,724	6,193,992	6,175,114	5,944,933	5,682,172	5,772,751	5,909,206	5,932,685	5,923,763	5,928,117	5,981,021	5,944,442	5,830,455	5,949,495	5,739,657	5,749,639	5,566,387	5,642,454	5,883,343	6,015,398	5,868,981	5,990,544	5,988,635		6,182,372	6,340,032	6,422,902	6,541,190	6,549,556	6,549,367	6,557,713	6,596,692	6,599,956	6,534,531	6,484,554	6,460,384	6,410,318	6,456,113	6,512,929	6,517,028	6,473,419	6,355,883	6,373,642	6,368,383	6,373,610	6,257,036	6,138,223	6,077,300	5,948,739	6,255,537	6,176,050	6,053,076	6,058,327	6,056,118	6,032,289	6,063,323	5,923,956	5,910,076	5,852,440	5,758,756	5,747,427	5,651,106	5,637,830	5,567,293	5,499,018	5,478,861	5,518,535	5,542,344	5,511,004	5,504,542	5,503,100	5,472,446	5,501,593	5,478,759	5,520,167	5,561,809	5,535,413	5,536,320	5,526,737	5,549,557	5,507,659	5,482,616	5,470,926	5,425,171	5,382,345	5,379,727	5,337,334	5,318,234	5,310,305	5,408,270	5,442,958	5,437,592	5,425,409	5,364,212	5,282,084	5,273,390	5,227,823	5,159,626	5,143,593	5,110,844	5,130,199	5,133,604	5,117,780	5,091,023	5,106,522	5,067,854	5,138,124	5,162,983	5,202,144	5,174,817	5,222,217	5,083,461	5,065,280	5,037,199	5,000,000
C000023770
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 15,479	15,265	14,981	14,605	14,445	14,106	14,536	14,278	14,188	14,204	13,572	12,776	13,084	13,551	13,760	13,591	13,347	13,539	13,451	13,215	13,542	12,905	13,149	12,543	12,362	13,167	13,589	12,994	13,562	13,578		14,209	14,439	14,633	15,062	14,853	14,988	14,748	15,006	14,886	14,743	14,675	14,563	14,294	14,196	14,106	14,129	13,826	13,155	13,241	13,315	13,042	12,675	12,446	12,108	11,484	12,459	12,702	12,595	12,450	12,304	12,186	12,147	12,085	12,037	11,704	11,841	11,655	11,505	11,340	10,894	11,183	11,070	11,435	11,470	11,332	11,206	11,225	11,147	11,186	11,200	11,397	11,227	11,146	11,063	10,987	10,925	10,874	10,778	10,739	10,618	10,511	10,467	10,321	10,239	10,170	10,120	10,188	10,169	10,132	9,960	9,962	9,907	9,845	9,563	9,588	9,747	9,857	9,880	9,665	9,727	9,971	9,896	10,003	9,998	9,992	9,993	9,791	9,728	9,750	9,646	9,475
C000023771
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,340	14,908	14,652	14,288	14,142	13,813	14,240	14,003	13,929	13,946	13,333	12,556	12,872	13,339	13,556	13,395	13,169	13,361	13,281	13,054	13,389	12,767	13,020	12,419	12,254	13,057	13,482	12,907	13,474	13,505		14,142	14,377	14,582	15,014	14,817	14,961	14,733	15,000	14,878	14,749	14,692	14,594	14,328	14,233	14,150	14,187	13,893	13,231	13,320	13,413	13,142	12,782	12,556	12,219	11,595	12,589	12,845	12,743	12,604	12,469	12,355	12,324	12,267	12,225	11,897	12,039	11,862	11,716	11,553	11,106	11,407	11,304	11,681	11,719	11,589	11,466	11,494	11,419	11,474	11,496	11,700	11,530	11,460	11,374	11,308	11,251	11,205	11,112	11,079	10,960	10,860	10,814	10,675	10,596	10,525	10,486	10,564	10,545	10,519	10,344	10,359	10,307	10,249	9,965	9,991	10,165	10,288	10,324	10,103	10,180	10,444	10,377	10,498	10,498	10,498	10,511	10,308	10,246	10,281	10,176	10,000
C000170082
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,673,400	1,649,566	1,618,935	1,578,394	1,560,131	1,522,623	1,569,061	1,541,225	1,531,470	1,532,357	1,464,165	1,377,471	1,410,747	1,460,910	1,482,598	1,464,380	1,438,091	1,457,909	1,448,431	1,422,163	1,458,102	1,388,791	1,414,948	1,348,979	1,329,527	1,415,954	1,460,518	1,396,615	1,457,473	1,459,148		1,526,956	1,550,640	1,571,516	1,617,442	1,594,022	1,608,520	1,582,745	1,610,191	1,595,735	1,580,477	1,573,016	1,561,010	1,531,388	1,520,767	1,511,193	1,513,577	1,480,308	1,408,482	1,416,974	1,424,736	1,395,497	1,355,487	1,330,949	1,294,143	1,227,441	1,330,704	1,356,652	1,345,193	1,329,606	1,314,060	1,300,739	1,296,575	1,289,193	1,284,040	1,247,768	1,262,431	1,242,638	1,225,891	1,208,348	1,160,838	1,190,816	1,178,832	1,216,927	1,219,937	1,205,199	1,191,151	1,193,145	1,184,768	1,188,967	1,189,745	1,209,929	1,191,148	1,183,272	1,173,799	1,165,678	1,158,739	1,152,683	1,141,905	1,137,395	1,124,658	1,112,592	1,107,891	1,092,473	1,083,758	1,075,161	1,069,938	1,077,121	1,074,193	1,070,291	1,052,066	1,052,052	1,045,575	1,039,093	1,009,339	1,011,917	1,028,684	1,040,298	1,042,762	1,020,017	1,026,613	1,052,357	1,044,397	1,055,775	1,055,172	1,054,561	1,054,707	1,033,370	1,026,671	1,029,035	1,018,002	1,000,000
C000235278
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,382,303	8,261,818	8,108,404	7,905,355	7,817,250	7,629,422	7,857,499	7,716,609	7,667,770	7,672,210	7,329,446	6,895,466	7,062,044	7,311,622	7,420,167	7,328,989	7,196,228	7,295,397	7,247,968	7,119,740	7,295,272	6,948,490	7,078,106	6,748,105	6,650,797	7,081,816	7,304,700	6,985,093	7,288,245	7,296,618		7,631,517	7,753,503	7,857,885	8,087,526	7,970,420	8,042,915	7,914,035	8,051,267	7,978,986	7,902,690	7,865,397	7,805,356	7,657,254	7,604,075	7,556,175	7,568,150	7,401,810	7,042,724	7,085,197	7,124,096	6,977,922	6,777,893	6,655,276	6,471,259	6,137,729	6,654,033	6,783,830	6,726,567	6,648,655	6,570,915	6,504,280	6,483,455	6,446,596	6,420,795	6,239,370	6,312,688	6,213,708	6,129,974	6,042,247	5,804,651	5,954,656	5,894,686	6,085,179	6,100,148	6,026,441	5,956,243	5,966,200	5,924,283	5,945,242	5,949,200	6,050,093	5,956,158	5,916,769	5,869,435	5,828,863	5,794,236	5,763,917	5,710,017	5,687,485	5,623,769	5,563,407	5,539,933	5,462,803	5,419,208	5,376,168	5,350,023	5,385,973	5,371,341	5,351,809	5,260,659	5,260,546	5,228,133	5,195,721	5,046,988	5,059,887	5,143,735	5,201,845	5,214,143	5,100,391	5,133,355	5,262,072	5,222,231	5,279,161	5,276,104	5,273,047	5,273,699	5,167,006	5,133,474	5,145,180	5,090,012	5,000,000
C000023762
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 33,495	33,130	32,521	31,534	31,065	30,195	31,577	31,303	29,980	29,910	28,674	25,806	26,515	28,229	28,398	27,715	26,163	26,734	26,377	25,469	26,661	25,361	26,371	24,638	23,091	25,120	26,412	24,085	25,558	25,770		27,532	26,601	28,204	30,771	29,195	29,431	27,604	29,009	28,280	26,774	25,995	26,087	24,420	23,494	22,975	23,865	23,384	21,316	21,929	22,180	21,090	19,931	19,918	18,692	16,590	18,306	19,489	19,204	18,789	18,197	18,231	18,282	17,890	17,649	16,582	17,061	16,476	15,878	15,030	14,066	15,118	14,660	15,356	15,172	14,739	14,158	13,958	13,752	13,758	13,917	14,301	13,393	13,329	12,916	12,520	12,303	12,217	11,994	12,061	11,777	11,381	11,257	10,924	10,647	10,627	10,499	10,757	10,809	10,827	10,416	10,564	10,364	10,442	9,875	9,896	10,406	10,538	10,584	9,908	10,055	10,590	10,382	10,455	10,304	10,300	10,449	9,779	10,036	10,021	9,735	9,475
C000023764
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 33,290	32,446	31,874	30,925	30,484	29,650	31,024	30,778	29,494	29,445	28,239	25,435	26,154	27,859	28,041	27,386	25,870	26,446	26,114	25,230	26,422	25,151	26,169	24,461	22,945	24,978	26,280	23,980	25,459	25,681		27,455	26,546	28,165	30,746	29,190	29,445	27,630	29,059	28,348	26,851	26,085	26,202	24,539	23,628	23,117	24,028	23,561	21,488	22,119	22,390	21,297	20,146	20,146	18,915	16,796	18,546	19,757	19,481	19,073	18,485	18,529	18,591	18,204	17,974	16,893	17,392	16,812	16,212	15,350	14,382	15,463	15,000	15,726	15,546	15,109	14,525	14,328	14,126	14,137	14,312	14,716	13,787	13,734	13,320	12,916	12,699	12,618	12,396	12,473	12,189	11,790	11,665	11,328	11,044	11,033	10,910	11,184	11,242	11,270	10,853	11,013	10,808	10,898	10,314	10,342	10,882	11,029	11,082	10,382	10,542	11,109	10,898	10,984	10,833	10,833	10,999	10,299	10,575	10,566	10,269	10,000
C000023765
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,647,484	3,606,548	3,539,714	3,430,931	3,379,383	3,284,109	3,433,775	3,403,557	3,258,869	3,250,692	3,115,532	2,803,665	2,879,883	3,065,536	3,083,017	3,008,197	2,839,327	2,900,511	2,861,353	2,762,408	2,891,071	2,749,472	2,858,390	2,669,686	2,501,685	2,721,274	2,860,426	2,607,576	2,766,753	2,788,814		2,978,875	2,877,735	3,050,488	3,327,435	3,156,258	3,181,219	2,983,173	3,134,253	3,055,100	2,891,660	2,807,012	2,816,973	2,635,998	2,535,886	2,479,301	2,574,832	2,522,574	2,298,683	2,364,384	2,391,231	2,273,085	2,147,884	2,145,938	2,013,606	1,786,455	1,970,980	2,097,829	2,066,815	2,021,878	1,957,598	1,961,001	1,966,043	1,923,289	1,897,045	1,781,663	1,833,078	1,770,088	1,705,502	1,613,830	1,510,322	1,622,229	1,572,697	1,647,081	1,626,696	1,579,954	1,517,457	1,495,647	1,472,963	1,473,244	1,489,546	1,530,530	1,432,600	1,425,850	1,381,193	1,338,389	1,314,827	1,305,370	1,280,989	1,287,735	1,257,155	1,214,361	1,200,550	1,164,798	1,134,749	1,132,374	1,118,615	1,145,383	1,150,510	1,152,212	1,108,272	1,123,732	1,101,636	1,109,744	1,049,156	1,051,104	1,104,858	1,118,529	1,122,948	1,050,891	1,066,034	1,122,305	1,099,969	1,107,123	1,090,755	1,089,737	1,105,102	1,034,063	1,060,403	1,058,470	1,027,869	1,000,000
C000195931
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,302,836	14,734,840	14,459,599	14,015,428	13,804,264	13,413,976	14,024,165	13,900,380	13,307,666	13,274,171	12,720,417	11,446,801	11,758,765	12,515,780	12,585,900	12,279,660	11,589,904	11,838,903	11,677,197	11,273,647	11,798,834	11,220,699	11,663,978	10,893,597	10,206,501	11,101,808	11,669,530	10,638,192	11,286,422	11,375,259		12,151,192	11,737,546	12,441,299	13,569,802	12,871,270	12,971,911	12,164,102	12,778,681	12,455,289	11,789,453	11,442,358	11,480,983	10,744,362	10,334,805	10,104,171	10,492,262	10,279,555	9,366,557	9,633,347	9,743,201	9,260,883	8,749,849	8,741,923	8,201,783	7,277,434	8,028,210	8,543,405	8,417,964	8,233,624	7,972,927	7,985,426	8,005,822	7,831,810	7,723,543	7,254,533	7,462,935	7,206,084	6,941,735	6,569,267	6,147,025	6,603,432	6,402,188	6,704,150	6,621,404	6,430,848	6,176,499	6,087,692	5,996,682	5,997,727	6,065,198	6,230,901	5,833,243	5,804,697	5,624,045	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,448,686	5,525,512	5,170,315	5,302,017	5,292,350	5,139,344	5,000,000
C000023774
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 22,206	21,830	21,336	20,747	20,516	19,830	20,555	19,958	19,233	19,321	18,321	16,871	17,466	18,305	18,877	18,366	17,504	17,810	17,665	17,466	17,962	16,780	17,481	16,249	15,344	16,776	17,496	16,331	17,666	17,681		19,009	18,980	19,440	20,538	19,795	20,312	19,415	20,218	19,759	19,544	19,473	19,222	18,483	18,031	17,565	17,644	16,834	15,175	15,369	15,661	14,856	14,148	13,801	13,107	11,837	13,669	14,731	14,883	14,417	13,981	13,660	13,425	13,720	13,633	12,828	13,586	13,103	12,969	12,574	11,689	12,619	12,343	13,318	13,312	13,041	12,689	12,752	12,645	12,682	12,821	13,261	12,670	12,545	12,277	12,086	11,853	11,823	11,597	11,537	11,322	11,126	11,000	10,726	10,535	10,351	10,096	10,277	10,232	10,187	9,829	9,971	9,863	9,824	9,234	9,291	9,795	10,041	10,085	9,514	9,755	10,351	10,257	10,371	10,282	10,154	10,228	9,652	9,814	9,915	9,736	9,475
C000023775
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,970	21,274	20,817	20,256	20,038	19,381	20,095	19,534	18,830	18,925	17,960	16,552	17,142	17,978	18,551	18,060	17,224	17,533	17,406	17,215	17,724	16,561	17,264	16,061	15,176	16,601	17,326	16,185	17,512	17,539		18,866	18,848	19,317	20,424	19,693	20,224	19,343	20,155	19,710	19,505	19,454	19,214	18,479	18,042	17,580	17,683	16,876	15,229	15,427	15,734	14,930	14,227	13,887	13,200	11,933	13,788	14,856	15,022	14,567	14,127	13,815	13,591	13,895	13,815	13,007	13,783	13,303	13,175	12,783	11,886	12,844	12,567	13,571	13,571	13,301	12,949	13,032	12,926	12,972	13,122	13,579	12,987	12,860	12,598	12,406	12,179	12,158	11,931	11,875	11,662	11,463	11,343	11,066	10,875	10,696	10,435	10,629	10,589	10,549	10,187	10,341	10,234	10,200	9,590	9,657	10,193	10,459	10,511	9,928	10,194	10,828	10,736	10,868	10,782	10,655	10,747	10,147	10,326	10,443	10,267	10,000
C000099328
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,399,487	2,356,776	2,303,776	2,239,663	2,214,018	2,139,648	2,217,438	2,153,325	2,073,826	2,083,229	1,974,682	1,817,883	1,881,582	1,972,232	2,032,664	1,977,948	1,884,849	1,916,699	1,901,182	1,879,132	1,932,215	1,804,000	1,880,021	1,746,866	1,648,585	1,803,139	1,880,021	1,754,791	1,897,457	1,899,043		2,040,916	2,036,953	2,086,094	2,203,397	2,123,118	2,178,164	2,081,833	2,166,696	2,117,002	2,094,047	2,086,428	2,058,921	1,979,406	1,930,473	1,880,011	1,888,413	1,801,248	1,623,345	1,644,032	1,675,048	1,587,937	1,511,903	1,474,993	1,400,426	1,264,594	1,460,229	1,572,453	1,588,708	1,539,233	1,491,553	1,457,399	1,432,495	1,463,098	1,453,124	1,367,733	1,448,148	1,396,210	1,381,262	1,339,275	1,244,619	1,343,765	1,313,114	1,417,087	1,415,754	1,386,423	1,348,417	1,355,094	1,343,767	1,347,112	1,361,766	1,407,772	1,344,438	1,330,711	1,302,369	1,281,588	1,256,405	1,253,262	1,228,695	1,221,777	1,199,105	1,177,691	1,163,826	1,134,854	1,114,074	1,094,882	1,066,741	1,085,893	1,080,499	1,075,716	1,038,005	1,052,369	1,041,001	1,036,805	974,550	980,537	1,033,812	1,059,706	1,064,386	1,004,096	1,029,553	1,092,432	1,082,550	1,094,512	1,085,151	1,071,630	1,079,434	1,018,636	1,035,779	1,046,428	1,027,565	1,000,000
C000235280
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,013,168	11,799,182	11,529,560	11,208,581	11,080,189	10,707,854	11,097,308	10,772,050	10,378,316	10,421,113	9,879,371	9,094,905	9,413,594	9,863,028	10,169,460	9,891,628	9,425,851	9,585,196	9,507,567	9,397,251	9,662,826	9,025,447	9,399,984	8,738,181	8,246,782	9,015,583	9,399,984	8,773,847	9,487,168	9,495,093		10,204,451	10,180,674	10,430,336	11,016,845	10,615,455	10,890,685	10,409,033	10,833,346	10,584,874	10,470,195	10,431,969	10,294,354	9,896,800	9,652,152	9,399,858	9,441,907	9,006,172	8,116,628	8,219,977	8,375,001	7,939,457	7,559,278	7,374,726	7,001,929	6,322,775	7,300,905	7,861,945	7,943,148	7,695,782	7,457,401	7,286,621	7,162,094	7,315,084	7,265,274	6,838,323	7,240,368	6,980,640	6,905,924	6,696,006	6,222,803	6,718,459	6,565,161	7,085,042	7,078,376	6,931,743	6,741,787	6,775,113	6,718,459	6,735,122	6,808,438	7,038,386	6,721,791	6,653,109	6,511,420	6,407,514	6,281,568	6,265,825	6,143,027	6,108,392	5,995,040	5,887,986	5,818,716	5,673,877	5,569,972	5,474,060	5,333,392	5,429,166	5,402,230	5,378,286	5,189,732	5,261,562	5,204,697	5,183,746	4,872,482	4,902,411	5,168,781	5,298,324	5,321,711	5,020,286	5,147,612	5,462,029	5,412,658	5,472,423	5,425,650	5,358,089	5,397,067	5,093,043	5,178,794	5,232,108	5,137,814	5,000,000
C000023772
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 18,895	18,597	18,207	17,734	17,531	17,018	17,589	17,172	16,768	16,817	15,994	14,861	15,314	15,968	16,349	16,015	15,486	15,718	15,610	15,386	15,772	14,900	15,344	14,468	13,957	15,033	15,558	14,707	15,618	15,648		16,558	16,655	16,958	17,663	17,227	17,516	17,003	17,485	17,217	17,044	16,965	16,799	16,323	16,067	15,815	15,858	15,324	14,220	14,345	14,517	13,997	13,484	13,201	12,696	11,774	13,134	13,749	13,770	13,483	13,196	12,990	12,858	12,971	12,897	12,354	12,792	12,467	12,329	12,044	11,362	11,985	11,796	12,438	12,449	12,242	11,997	12,037	11,949	11,981	12,065	12,378	11,977	11,880	11,694	11,557	11,401	11,371	11,204	11,156	10,994	10,851	10,761	10,552	10,408	10,269	10,102	10,240	10,206	10,166	9,880	9,957	9,871	9,814	9,348	9,393	9,752	9,942	9,982	9,556	9,731	10,187	10,096	10,215	10,159	10,088	10,136	9,716	9,786	9,853	9,705	9,475
C000023773
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,791	18,221	17,854	17,400	17,220	16,723	17,289	16,889	16,506	16,567	15,763	14,652	15,113	15,767	16,152	15,832	15,320	15,557	15,459	15,252	15,644	14,786	15,236	14,380	13,880	14,953	15,485	14,646	15,563	15,604		16,531	16,636	16,950	17,660	17,230	17,537	17,030	17,530	17,268	17,099	17,037	16,876	16,407	16,168	15,922	15,976	15,444	14,341	14,482	14,667	14,148	13,630	13,363	12,852	11,927	13,312	13,941	13,971	13,689	13,410	13,211	13,080	13,201	13,137	12,592	13,041	12,720	12,592	12,307	11,616	12,261	12,079	12,741	12,763	12,560	12,310	12,363	12,275	12,316	12,411	12,749	12,343	12,244	12,063	11,926	11,771	11,751	11,589	11,543	11,387	11,238	11,160	10,946	10,803	10,665	10,503	10,646	10,622	10,584	10,292	10,379	10,292	10,242	9,759	9,815	10,199	10,406	10,450	10,009	10,197	10,687	10,599	10,731	10,682	10,610	10,665	10,230	10,312	10,391	10,240	10,000
C000099327
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,042,578	2,008,981	1,966,903	1,914,978	1,893,640	1,837,499	1,898,095	1,852,896	1,809,393	1,813,832	1,724,967	1,602,116	1,651,761	1,721,054	1,762,071	1,725,239	1,668,158	1,693,156	1,680,657	1,656,359	1,697,830	1,603,276	1,650,835	1,556,665	1,500,983	1,616,337	1,672,635	1,580,436	1,678,000	1,680,442		1,778,908	1,788,191	1,820,689	1,896,246	1,848,340	1,879,352	1,823,530	1,875,537	1,846,123	1,826,766	1,818,820	1,800,296	1,748,533	1,720,926	1,693,160	1,697,784	1,640,409	1,521,661	1,535,019	1,553,098	1,497,551	1,441,276	1,411,702	1,356,977	1,257,883	1,402,713	1,468,392	1,469,862	1,439,097	1,408,540	1,386,503	1,372,281	1,383,608	1,375,807	1,317,106	1,363,754	1,328,435	1,313,728	1,283,407	1,210,070	1,276,209	1,256,120	1,324,369	1,324,725	1,302,689	1,276,001	1,280,119	1,269,478	1,272,812	1,281,640	1,314,850	1,271,654	1,260,594	1,240,976	1,225,778	1,208,693	1,205,528	1,187,797	1,182,096	1,164,997	1,149,177	1,139,055	1,116,902	1,101,078	1,085,902	1,068,313	1,082,266	1,078,328	1,074,093	1,043,225	1,050,827	1,041,781	1,035,746	986,551	991,359	1,029,213	1,049,255	1,053,538	1,008,562	1,026,973	1,075,137	1,065,505	1,078,062	1,072,186	1,064,700	1,069,727	1,025,387	1,032,868	1,039,905	1,024,241	1,000,000
C000235279
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,219,659	10,055,237	9,844,539	9,584,529	9,476,468	9,195,387	9,498,776	9,271,124	9,053,346	9,075,568	8,629,365	8,014,486	8,262,964	8,608,244	8,813,502	8,629,189	8,346,619	8,467,524	8,404,987	8,282,377	8,494,000	8,020,959	8,257,745	7,782,597	7,508,158	8,079,931	8,365,585	7,904,458	8,391,073	8,403,281		8,895,677	8,941,566	9,104,066	9,481,879	9,242,330	9,397,403	9,118,272	9,378,326	9,231,245	9,134,481	9,094,670	9,001,946	8,743,092	8,605,067	8,466,214	8,489,356	8,202,382	7,608,544	7,675,351	7,765,781	7,488,035	7,206,585	7,058,713	6,785,091	6,289,613	7,013,787	7,342,155	7,349,534	7,195,745	7,042,947	6,932,790	6,861,701	6,918,409	6,879,422	6,585,896	6,819,088	6,642,428	6,568,853	6,417,236	6,050,537	6,381,303	6,280,916	6,622,233	6,624,002	6,513,880	6,380,399	6,400,969	6,347,711	6,364,354	6,408,509	6,574,619	6,358,676	6,303,366	6,205,222	6,129,239	6,043,759	6,027,930	5,939,284	5,910,790	5,825,310	5,746,162	5,695,507	5,584,700	5,505,551	5,429,717	5,341,798	5,411,527	5,391,888	5,370,708	5,216,394	5,254,382	5,209,112	5,178,932	4,932,921	4,956,955	5,146,221	5,246,380	5,267,794	5,042,949	5,134,934	5,375,760	5,327,595	5,390,340	5,360,929	5,323,496	5,348,665	5,126,917	5,164,320	5,199,495	5,121,212	5,000,000
C000235426
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,588	11,296	11,267	10,847	11,028	10,694	10,885	10,359	9,842	10,139	9,476	8,793	9,248	9,704	10,102	9,761	9,277	9,514	9,324	9,542	9,893	9,334	9,835	9,267	8,575	9,276	9,551	8,925	9,608		$ 9,475
C000235427
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,011	11,710	11,690	11,259	11,459	11,108	11,319	10,778	10,256	10,567	9,880	9,170	9,660	10,140	10,560	10,210	9,700	9,960	9,770	10,000	10,380	9,800	10,330	9,740	9,020	9,760	10,060	9,410	10,130		10,000
C000235428
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,229,570			1,149,622			1,153,670			1,073,723			979,642			1,032,731			985,652			986,653			905,000			942,000			1,000,000
C000235425
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,147,789	5,990,803	5,975,611	5,747,727	5,843,945	5,666,702	5,762,919	5,484,395	5,215,999	5,367,921	5,016,487	4,655,661	4,896,211	5,136,762	5,347,244	5,161,820	4,906,234	5,026,510	4,926,280	5,041,544	5,226,969	4,931,292	5,195,000	4,895,000	4,525,000	4,900,000	5,045,000	4,710,000	5,070,000		5,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872		26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872		26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,682	3,353,969	3,276,309	3,229,313	3,125,857	2,985,281	3,117,957	3,021,109	2,866,324	2,826,900	2,693,913	2,463,805	2,524,828	2,649,337	2,696,507	2,606,861	2,441,938	2,430,617	2,400,868	2,327,249	2,383,978	2,234,187	2,372,122	2,250,381	2,083,300	2,295,717	2,387,384	2,183,970	2,383,596	2,387,225		2,620,848	2,535,294	2,606,829	2,762,584	2,655,041	2,691,141	2,516,526	2,637,686	2,563,492	2,511,323	2,449,934	2,438,359	2,313,806	2,229,436	2,166,646	2,184,639	2,096,028	1,875,208	1,921,546	1,994,438	1,858,062	1,755,280	1,717,304	1,631,237	1,440,841	1,660,241	1,807,984	1,806,034	1,755,343	1,691,421	1,656,318	1,628,098	1,658,473	1,633,111	1,525,981	1,629,842	1,566,577	1,539,770	1,489,343	1,374,182	1,511,880	1,481,726	1,594,562	1,588,530	1,535,617	1,484,388	1,474,851	1,438,141	1,433,270	1,466,557	1,522,451	1,443,228	1,427,316	1,385,077	1,354,021	1,325,788	1,321,654	1,295,989	1,287,003	1,270,784	1,257,490	1,256,696	1,209,864	1,186,015	1,164,145	1,119,991	1,142,265	1,141,362	1,139,847	1,098,019	1,095,538	1,076,683	1,070,860	1,001,121	1,001,464	1,058,434	1,077,824	1,074,275	993,863	1,021,870	1,087,273	1,066,712	1,087,106	1,073,068	1,065,504	1,078,939	1,020,003	1,048,811	1,051,260	1,024,439	1,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,128,412	16,769,843	16,381,545	16,146,566	15,629,285	14,926,406	15,589,787	15,105,546	14,331,619	14,134,500	13,469,565	12,319,025	12,624,140	13,246,684	13,482,533	13,034,306	12,209,690	12,153,085	12,004,339	11,636,247	11,919,888	11,170,935	11,860,608	11,251,906	10,416,501	11,478,585	11,936,918	10,919,848	11,917,980	11,936,123		13,104,242	12,676,471	13,034,145	13,812,922	13,275,204	13,455,705	12,582,631	13,188,430	12,817,462	12,556,614	12,249,671	12,191,796	11,569,029	11,147,182	10,833,229	10,923,193	10,480,138	9,376,042	9,607,730	9,972,192	9,290,310	8,776,399	8,586,519	8,156,187	7,204,204	8,301,203	9,039,919	9,030,172	8,776,713	8,457,106	8,281,591	8,140,488	8,292,367	8,165,557	7,629,906	8,149,208	7,832,884	7,698,850	7,446,716	6,870,911	7,559,398	7,408,628	7,972,811	7,942,650	7,678,084	7,421,942	7,374,255	7,190,705	7,166,348	7,332,785	7,612,256	7,216,139	7,136,580	6,925,383	6,770,105	6,628,940	6,608,269	6,479,944	6,435,013	6,353,922	6,287,449	6,283,479	6,049,322	5,930,076	5,820,723	5,599,953	5,711,324	5,706,808	5,699,236	5,490,094	5,477,689	5,383,416	5,354,298	5,005,604	5,007,322	5,292,168	5,389,121	5,371,377	4,969,316	5,109,352	5,436,367	5,333,562	5,435,531	5,365,338	5,327,519	5,394,697	5,100,015	5,244,055	5,256,301	5,122,197	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539		11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539		11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936		1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153	1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919	1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682		5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765	5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597	5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330		11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330		11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,442	1,184,582	1,167,800	1,141,147	1,130,444	1,111,599	1,140,404	1,129,970	1,146,163	1,149,319	1,106,947	1,058,989	1,075,969	1,104,024	1,111,121	1,111,896	1,115,876	1,128,160	1,121,364	1,093,584	1,122,610	1,089,105	1,094,040	1,055,233	1,069,080	1,117,357	1,149,848	1,122,422	1,140,311	1,133,006		1,177,697	1,211,350	1,225,017	1,251,990	1,255,202	1,251,499	1,251,844	1,262,777	1,265,186	1,251,197	1,242,467	1,238,421	1,228,714	1,244,251	1,262,482	1,271,599	1,269,849	1,257,510	1,263,150	1,263,843	1,274,128	1,255,376	1,247,518	1,241,736	1,220,049	1,227,271	1,205,572	1,182,810	1,183,635	1,184,238	1,180,681	1,187,003	1,157,023	1,154,483	1,140,165	1,120,278	1,119,992	1,098,891	1,099,528	1,087,974	1,068,347	1,062,007	1,070,467	1,077,405	1,070,516	1,070,262	1,071,580	1,063,986	1,071,959	1,065,128	1,075,322	1,087,851	1,082,881	1,084,272	1,083,645	1,088,831	1,079,151	1,074,527	1,075,610	1,067,394	1,059,220	1,059,775	1,052,700	1,050,639	1,049,159	1,074,577	1,082,859	1,083,494	1,084,735	1,077,920	1,058,894	1,058,622	1,054,574	1,044,987	1,037,626	1,023,541	1,026,859	1,029,579	1,029,408	1,022,492	1,023,962	1,016,893	1,028,104	1,030,585	1,034,297	1,029,516	1,039,288	1,017,942	1,016,991	1,009,828	1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 6,002,211	5,922,908	5,839,002	5,705,733	5,652,222	5,557,996	5,702,020	5,649,850	5,730,816	5,746,597	5,534,733	5,294,945	5,379,845	5,520,121	5,555,606	5,559,482	5,579,381	5,640,802	5,606,821	5,467,922	5,613,049	5,445,523	5,470,198	5,276,164	5,345,399	5,586,784	5,749,238	5,612,108	5,701,554	5,665,028		5,888,485	6,056,752	6,125,085	6,259,950	6,276,009	6,257,496	6,259,222	6,313,887	6,325,931	6,255,983	6,212,335	6,192,105	6,143,571	6,221,254	6,312,408	6,357,994	6,349,245	6,287,550	6,315,751	6,319,215	6,370,638	6,276,880	6,237,589	6,208,682	6,100,243	6,136,354	6,027,861	5,914,048	5,918,173	5,921,188	5,903,406	5,935,016	5,785,114	5,772,417	5,700,825	5,601,391	5,599,958	5,494,454	5,497,639	5,439,871	5,341,736	5,310,037	5,352,334	5,387,024	5,352,582	5,351,310	5,357,900	5,319,932	5,359,795	5,325,642	5,376,610	5,439,253	5,414,403	5,421,362	5,418,223	5,444,153	5,395,754	5,372,635	5,378,048	5,336,968	5,296,098	5,298,877	5,263,501	5,253,193	5,245,795	5,372,883	5,414,297	5,417,471	5,423,673	5,389,599	5,294,468	5,293,111	5,272,871	5,224,933	5,188,129	5,117,703	5,134,295	5,147,895	5,147,040	5,112,458	5,119,810	5,084,467	5,140,518	5,152,927	5,171,483	5,147,580	5,196,439	5,089,712	5,084,956	5,049,138	5,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209		26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,236	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209		26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,236	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,509,802	3,436,410	3,355,028	3,314,681	3,199,863	3,048,694	3,178,520	3,079,440	2,923,346	2,875,033	2,750,095	2,519,959	2,574,083	2,702,954	2,746,685	2,661,194	2,496,254	2,485,450	2,447,253	2,360,586	2,419,622	2,276,576	2,415,758	2,287,901	2,116,543	2,331,248	2,430,362	2,225,190	2,425,391	2,420,949		2,652,229	2,557,278	2,636,210	2,780,070	2,660,823	2,679,388	2,503,956	2,626,095	2,548,603	2,489,466	2,432,676	2,415,803	2,293,407	2,197,180	2,138,219	2,160,026	2,080,052	1,874,826	1,926,047	2,002,121	1,867,858	1,768,160	1,733,682	1,654,864	1,466,826	1,673,528	1,823,650	1,824,365	1,770,915	1,708,885	1,672,655	1,641,934	1,668,361	1,644,723	1,536,441	1,640,704	1,576,858	1,546,801	1,498,681	1,387,493	1,525,205	1,494,745	1,604,406	1,595,326	1,544,982	1,489,550	1,480,438	1,445,625	1,440,099	1,477,651	1,534,197	1,451,115	1,435,158	1,392,452	1,360,699	1,333,198	1,329,129	1,302,349	1,294,271	1,276,310	1,263,336	1,261,864	1,213,674	1,191,083	1,167,996	1,126,284	1,147,211	1,146,994	1,145,386	1,104,659	1,101,804	1,082,366	1,078,187	1,009,691	1,011,055	1,063,848	1,080,895	1,077,691	993,855	1,019,070	1,084,502	1,062,247	1,083,216	1,069,463	1,059,301	1,076,323	1,017,827	1,049,327	1,051,977	1,024,425	1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,549,010	17,182,051	16,775,142	16,573,404	15,999,315	15,243,472	15,892,598	15,397,200	14,616,731	14,375,166	13,750,474	12,599,793	12,870,413	13,514,769	13,733,426	13,305,972	12,481,269	12,427,252	12,236,263	11,802,928	12,098,109	11,382,878	12,078,791	11,439,506	10,582,715	11,656,238	12,151,812	11,125,950	12,126,954	12,104,747		13,261,143	12,786,390	13,181,050	13,900,352	13,304,113	13,396,940	12,519,782	13,130,477	12,743,017	12,447,332	12,163,381	12,079,016	11,467,035	10,985,900	10,691,094	10,800,130	10,400,259	9,374,129	9,630,234	10,010,603	9,339,290	8,840,801	8,668,410	8,274,320	7,334,131	8,367,642	9,118,249	9,121,825	8,854,576	8,544,423	8,363,277	8,209,670	8,341,807	8,223,617	7,682,204	8,203,522	7,884,290	7,734,005	7,493,405	6,937,466	7,626,026	7,473,724	8,022,031	7,976,628	7,724,910	7,447,752	7,402,192	7,228,124	7,200,496	7,388,255	7,670,986	7,255,575	7,175,790	6,962,259	6,803,497	6,665,990	6,645,646	6,511,747	6,471,356	6,381,550	6,316,678	6,309,318	6,068,368	5,955,415	5,839,981	5,631,422	5,736,055	5,734,970	5,726,930	5,523,293	5,509,018	5,411,832	5,390,933	5,048,455	5,055,275	5,319,238	5,404,477	5,388,453	4,969,274	5,095,351	5,422,512	5,311,235	5,416,080	5,347,317	5,296,507	5,381,614	5,089,134	5,246,634	5,259,884	5,122,126	5,000,000
EATON VANCE Index: Russell 3000 nf
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481		25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000 nf
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481		25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000 nf
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,343,175	3,275,420	3,205,637	3,147,135	3,052,634	2,914,913	3,049,077	2,953,796	2,802,116	2,771,401	2,631,805	2,407,326	2,472,879	2,596,564	2,647,674	2,556,048	2,392,664	2,383,391	2,358,265	2,296,849	2,351,818	2,200,278	2,337,125	2,221,188	2,052,842	2,262,656	2,350,370	2,148,777	2,344,952	2,348,101		2,579,600	2,498,556	2,563,119	2,723,350	2,620,172	2,660,670	2,492,141	2,609,210	2,536,865	2,494,678	2,434,642	2,423,579	2,304,770	2,225,019	2,157,579	2,167,218	2,073,917	1,848,982	1,889,770	1,961,178	1,828,699	1,730,439	1,691,762	1,605,882	1,418,072	1,644,176	1,790,794	1,792,752	1,742,441	1,678,633	1,643,259	1,614,916	1,648,522	1,624,375	1,517,772	1,622,785	1,560,473	1,538,015	1,485,762	1,368,314	1,508,731	1,479,106	1,596,674	1,594,035	1,539,955	1,490,492	1,480,808	1,440,152	1,434,699	1,464,089	1,520,120	1,444,006	1,429,716	1,387,582	1,357,949	1,325,620	1,323,070	1,298,586	1,286,971	1,273,934	1,260,572	1,259,715	1,214,544	1,192,107	1,169,290	1,119,203	1,143,953	1,142,158	1,139,252	1,095,764	1,093,516	1,074,296	1,067,679	997,453	997,774	1,057,440	1,079,600	1,073,648	995,053	1,024,919	1,090,768	1,072,825	1,091,079	1,076,194	1,071,348	1,082,351	1,023,112	1,052,402	1,052,414	1,027,513	1,000,000
EATON VANCE Index: Russell 3000 nf
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,715,874	16,377,100	16,028,187	15,735,677	15,263,169	14,574,564	15,245,387	14,768,978	14,010,578	13,857,005	13,159,025	12,036,630	12,364,394	12,982,821	13,238,371	12,780,241	11,963,320	11,916,954	11,791,325	11,484,246	11,759,088	11,001,392	11,685,626	11,105,938	10,264,211	11,313,282	11,751,852	10,743,883	11,724,761	11,740,502		12,897,998	12,492,779	12,815,595	13,616,752	13,100,858	13,303,352	12,460,703	13,046,052	12,684,323	12,473,390	12,173,212	12,117,894	11,523,849	11,125,094	10,787,894	10,836,092	10,369,585	9,244,912	9,448,848	9,805,891	9,143,496	8,652,195	8,458,811	8,029,411	7,090,362	8,220,879	8,953,970	8,963,761	8,712,206	8,393,167	8,216,296	8,074,580	8,242,608	8,121,876	7,588,860	8,113,927	7,802,364	7,690,075	7,428,810	6,841,571	7,543,654	7,395,532	7,983,369	7,970,176	7,699,777	7,452,460	7,404,039	7,200,759	7,173,495	7,320,446	7,600,601	7,220,030	7,148,580	6,937,910	6,789,743	6,628,098	6,615,352	6,492,928	6,434,857	6,369,670	6,302,861	6,298,576	6,072,722	5,960,533	5,846,451	5,596,017	5,719,767	5,710,790	5,696,260	5,478,822	5,467,580	5,371,482	5,338,397	4,987,263	4,988,870	5,287,202	5,397,998	5,368,239	4,975,266	5,124,596	5,453,842	5,364,125	5,455,396	5,380,970	5,356,740	5,411,756	5,115,560	5,262,010	5,262,069	5,137,566	5,000,000
EATON VANCE Index: Russell 3000 nf
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481		25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000 nf
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481		25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000 nf
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,343,175	3,275,420	3,205,637	3,147,135	3,052,634	2,914,913	3,049,077	2,953,796	2,802,116	2,771,401	2,631,805	2,407,326	2,472,879	2,596,564	2,647,674	2,556,048	2,392,664	2,383,391	2,358,265	2,296,849	2,351,818	2,200,278	2,337,125	2,221,188	2,052,842	2,262,656	2,350,370	2,148,777	2,344,952	2,348,101		2,579,600	2,498,556	2,563,119	2,723,350	2,620,172	2,660,670	2,492,141	2,609,210	2,536,865	2,494,678	2,434,642	2,423,579	2,304,770	2,225,019	2,157,579	2,167,218	2,073,917	1,848,982	1,889,770	1,961,178	1,828,699	1,730,439	1,691,762	1,605,882	1,418,072	1,644,176	1,790,794	1,792,752	1,742,441	1,678,633	1,643,259	1,614,916	1,648,522	1,624,375	1,517,772	1,622,785	1,560,473	1,538,015	1,485,762	1,368,314	1,508,731	1,479,106	1,596,674	1,594,035	1,539,955	1,490,492	1,480,808	1,440,152	1,434,699	1,464,089	1,520,120	1,444,006	1,429,716	1,387,582	1,357,949	1,325,620	1,323,070	1,298,586	1,286,971	1,273,934	1,260,572	1,259,715	1,214,544	1,192,107	1,169,290	1,119,203	1,143,953	1,142,158	1,139,252	1,095,764	1,093,516	1,074,296	1,067,679	997,453	997,774	1,057,440	1,079,600	1,073,648	995,053	1,024,919	1,090,768	1,072,825	1,091,079	1,076,194	1,071,348	1,082,351	1,023,112	1,052,402	1,052,414	1,027,513	1,000,000
EATON VANCE Index: Russell 3000 nf
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,715,874	16,377,100	16,028,187	15,735,677	15,263,169	14,574,564	15,245,387	14,768,978	14,010,578	13,857,005	13,159,025	12,036,630	12,364,394	12,982,821	13,238,371	12,780,241	11,963,320	11,916,954	11,791,325	11,484,246	11,759,088	11,001,392	11,685,626	11,105,938	10,264,211	11,313,282	11,751,852	10,743,883	11,724,761	11,740,502		12,897,998	12,492,779	12,815,595	13,616,752	13,100,858	13,303,352	12,460,703	13,046,052	12,684,323	12,473,390	12,173,212	12,117,894	11,523,849	11,125,094	10,787,894	10,836,092	10,369,585	9,244,912	9,448,848	9,805,891	9,143,496	8,652,195	8,458,811	8,029,411	7,090,362	8,220,879	8,953,970	8,963,761	8,712,206	8,393,167	8,216,296	8,074,580	8,242,608	8,121,876	7,588,860	8,113,927	7,802,364	7,690,075	7,428,810	6,841,571	7,543,654	7,395,532	7,983,369	7,970,176	7,699,777	7,452,460	7,404,039	7,200,759	7,173,495	7,320,446	7,600,601	7,220,030	7,148,580	6,937,910	6,789,743	6,628,098	6,615,352	6,492,928	6,434,857	6,369,670	6,302,861	6,298,576	6,072,722	5,960,533	5,846,451	5,596,017	5,719,767	5,710,790	5,696,260	5,478,822	5,467,580	5,371,482	5,338,397	4,987,263	4,988,870	5,287,202	5,397,998	5,368,239	4,975,266	5,124,596	5,453,842	5,364,125	5,455,396	5,380,970	5,356,740	5,411,756	5,115,560	5,262,010	5,262,069	5,137,566	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,238	12,697	12,427	12,200	11,834	11,300	11,820	11,451	10,863	10,744	10,202	9,332	9,586	10,066	10,264	9,909	9,275	9,239	9,142	8,904	9,117	8,530	9,060	8,611	7,958	8,771	9,111	8,330	9,090		10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,238	12,697	12,427	12,200	11,834	11,300	11,820	11,451	10,863	10,744	10,202	9,332	9,586	10,066	10,264	9,909	9,275	9,239	9,142	8,904	9,117	8,530	9,060	8,611	7,958	8,771	9,111	8,330	9,090		10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,423,778			1,220,009			1,181,996			1,074,353			958,629			990,870			914,198			852,953			795,799			832,988			1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 7,118,892	6,348,698	6,213,440	6,100,046	5,916,875	5,649,932	5,909,982	5,725,299	5,431,300	5,371,766	5,101,189	4,666,085	4,793,145	5,032,882	5,131,948	4,954,351	4,637,666	4,619,691	4,570,990	4,451,949	4,558,494	4,264,767	4,530,015	4,305,295	3,978,994	4,385,673	4,555,689	4,164,942	4,545,187		5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330		11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 23,112	22,699	22,255	21,860	21,355	20,632	21,394	20,915	20,370	20,223	19,353	18,017	18,400	19,134	19,387	19,000	18,286	18,314	18,135	17,622	18,067	17,165	17,819	17,016	16,316	17,597	18,222	17,100	18,124	18,094		19,428	19,252	19,664	20,535	20,068	20,207	19,401	20,022	19,695	19,367	19,028	18,949	18,300	17,982	17,775	17,915	17,463	16,251	16,519	16,893	16,231	15,590	15,348	14,850	13,669	14,884	15,534	15,405	15,147	14,814	14,611	14,491	14,500	14,354	13,707	14,148	13,812	13,566	13,299	12,611	13,237	13,047	13,670	13,675	13,364	13,092	13,047	12,814	12,826	12,970	13,314	12,947	12,837	12,613	12,439	12,305	12,238	12,074	12,029	11,901	11,790	11,788	11,490	11,344	11,211	11,055	11,220	11,217	11,214	10,936	10,843	10,729	10,678	10,214	10,187	10,467	10,596	10,586	10,095	10,236	10,625	10,475	10,641	10,568	10,539	10,598	10,280	10,364	10,375	10,186	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330		11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 23,112	22,699	22,255	21,860	21,355	20,632	21,394	20,915	20,370	20,223	19,353	18,017	18,400	19,134	19,387	19,000	18,286	18,314	18,135	17,622	18,067	17,165	17,819	17,016	16,316	17,597	18,222	17,100	18,124	18,094		19,428	19,252	19,664	20,535	20,068	20,207	19,401	20,022	19,695	19,367	19,028	18,949	18,300	17,982	17,775	17,915	17,463	16,251	16,519	16,893	16,231	15,590	15,348	14,850	13,669	14,884	15,534	15,405	15,147	14,814	14,611	14,491	14,500	14,354	13,707	14,148	13,812	13,566	13,299	12,611	13,237	13,047	13,670	13,675	13,364	13,092	13,047	12,814	12,826	12,970	13,314	12,947	12,837	12,613	12,439	12,305	12,238	12,074	12,029	11,901	11,790	11,788	11,490	11,344	11,211	11,055	11,220	11,217	11,214	10,936	10,843	10,729	10,678	10,214	10,187	10,467	10,596	10,586	10,095	10,236	10,625	10,475	10,641	10,568	10,539	10,598	10,280	10,364	10,375	10,186	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,442	1,184,582	1,167,800	1,141,147	1,130,444	1,111,599	1,140,404	1,129,970	1,146,163	1,149,319	1,106,947	1,058,989	1,075,969	1,104,024	1,111,121	1,111,896	1,115,876	1,128,160	1,121,364	1,093,584	1,122,610	1,089,105	1,094,040	1,055,233	1,069,080	1,117,357	1,149,848	1,122,422	1,140,311	1,133,006		1,177,697	1,211,350	1,225,017	1,251,990	1,255,202	1,251,499	1,251,844	1,262,777	1,265,186	1,251,197	1,242,467	1,238,421	1,228,714	1,244,251	1,262,482	1,271,599	1,269,849	1,257,510	1,263,150	1,263,843	1,274,128	1,255,376	1,247,518	1,241,736	1,220,049	1,227,271	1,205,572	1,182,810	1,183,635	1,184,238	1,180,681	1,187,003	1,157,023	1,154,483	1,140,165	1,120,278	1,119,992	1,098,891	1,099,528	1,087,974	1,068,347	1,062,007	1,070,467	1,077,405	1,070,516	1,070,262	1,071,580	1,063,986	1,071,959	1,065,128	1,075,322	1,087,851	1,082,881	1,084,272	1,083,645	1,088,831	1,079,151	1,074,527	1,075,610	1,067,394	1,059,220	1,059,775	1,052,700	1,050,639	1,049,159	1,074,577	1,082,859	1,083,494	1,084,735	1,077,920	1,058,894	1,058,622	1,054,574	1,044,987	1,037,626	1,023,541	1,026,859	1,029,579	1,029,408	1,022,492	1,023,962	1,016,893	1,028,104	1,030,585	1,034,297	1,029,516	1,039,288	1,017,942	1,016,991	1,009,828	1,000,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 2,311,182	2,269,904	2,225,462	2,185,952	2,135,459	2,063,175	2,139,413	2,091,460	2,036,972	2,022,272	1,935,316	1,801,716	1,840,014	1,913,417	1,938,718	1,900,045	1,828,555	1,831,414	1,813,535	1,762,183	1,806,662	1,716,491	1,781,873	1,701,610	1,631,553	1,759,654	1,822,230	1,709,958	1,812,405	1,809,388		1,942,787	1,925,201	1,966,352	2,053,515	2,006,797	2,020,670	1,940,112	2,002,229	1,969,527	1,936,725	1,902,771	1,894,897	1,830,008	1,798,161	1,777,520	1,791,511	1,746,254	1,625,058	1,651,910	1,689,325	1,623,088	1,559,000	1,534,769	1,484,993	1,366,898	1,488,418	1,553,398	1,540,542	1,514,718	1,481,429	1,461,089	1,449,105	1,450,011	1,435,373	1,370,748	1,414,797	1,381,188	1,356,598	1,329,889	1,261,121	1,323,730	1,304,684	1,367,047	1,367,454	1,336,385	1,309,152	1,304,732	1,281,448	1,282,648	1,296,984	1,331,359	1,294,682	1,283,739	1,261,307	1,243,901	1,230,523	1,223,835	1,207,410	1,202,855	1,190,078	1,178,960	1,178,761	1,148,987	1,134,410	1,121,139	1,105,450	1,122,011	1,121,741	1,121,360	1,093,598	1,084,332	1,072,948	1,067,824	1,021,386	1,018,705	1,046,747	1,059,554	1,058,574	1,009,501	1,023,563	1,062,522	1,047,495	1,064,114	1,056,836	1,053,860	1,059,810	1,028,036	1,036,424	1,037,486	1,018,595	1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 6,002,211	5,922,908	5,839,002	5,705,733	5,652,222	5,557,996	5,702,020	5,649,850	5,730,816	5,746,597	5,534,733	5,294,945	5,379,845	5,520,121	5,555,606	5,559,482	5,579,381	5,640,802	5,606,821	5,467,922	5,613,049	5,445,523	5,470,198	5,276,164	5,345,399	5,586,784	5,749,238	5,612,108	5,701,554	5,665,028		5,888,485	6,056,752	6,125,085	6,259,951	6,276,009	6,257,496	6,259,222	6,313,887	6,325,932	6,255,983	6,212,335	6,192,105	6,143,571	6,221,254	6,312,408	6,357,994	6,349,245	6,287,550	6,315,751	6,319,215	6,370,638	6,276,880	6,237,589	6,208,682	6,100,243	6,136,354	6,027,861	5,914,048	5,918,173	5,921,188	5,903,406	5,935,016	5,785,114	5,772,417	5,700,825	5,601,391	5,599,958	5,494,454	5,497,639	5,439,871	5,341,736	5,310,037	5,352,334	5,387,024	5,352,582	5,351,310	5,357,900	5,319,932	5,359,795	5,325,642	5,376,610	5,439,253	5,414,403	5,421,362	5,418,223	5,444,153	5,395,754	5,372,635	5,378,048	5,336,968	5,296,098	5,298,877	5,263,501	5,253,193	5,245,795	5,372,883	5,414,297	5,417,471	5,423,673	5,389,599	5,294,468	5,293,111	5,272,871	5,224,933	5,188,129	5,117,703	5,134,295	5,147,895	5,147,040	5,112,458	5,119,810	5,084,467	5,140,518	5,152,927	5,171,483	5,147,580	5,196,439	5,089,712	5,084,956	5,049,138	5,000,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 11,555,909	11,349,520	11,127,308	10,929,758	10,677,293	10,315,875	10,697,063	10,457,299	10,184,859	10,111,358	9,676,579	9,008,578	9,200,068	9,567,084	9,693,592	9,500,224	9,142,777	9,157,070	9,067,673	8,810,914	9,033,310	8,582,453	8,909,366	8,508,051	8,157,763	8,798,269	9,111,150	8,549,791	9,062,024	9,046,942		9,713,935	9,626,007	9,831,760	10,267,575	10,033,986	10,103,349	9,700,562	10,011,143	9,847,635	9,683,626	9,513,854	9,474,487	9,150,042	8,990,803	8,887,599	8,957,553	8,731,269	8,125,291	8,259,550	8,446,625	8,115,438	7,794,998	7,673,844	7,424,965	6,834,491	7,442,090	7,766,990	7,702,708	7,573,590	7,407,143	7,305,444	7,245,526	7,250,054	7,176,866	6,853,742	7,073,983	6,905,941	6,782,989	6,649,447	6,305,604	6,618,650	6,523,420	6,835,236	6,837,270	6,681,927	6,545,762	6,523,660	6,407,238	6,413,239	6,484,920	6,656,797	6,473,410	6,418,693	6,306,536	6,219,505	6,152,614	6,119,175	6,037,050	6,014,276	5,950,391	5,894,802	5,893,804	5,744,934	5,672,048	5,605,697	5,527,251	5,610,053	5,608,704	5,606,799	5,467,991	5,421,659	5,364,740	5,339,122	5,106,928	5,093,523	5,233,735	5,297,769	5,292,871	5,047,504	5,117,817	5,312,611	5,237,477	5,320,569	5,284,181	5,269,301	5,299,050	5,140,180	5,182,118	5,187,428	5,092,974	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330		11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330		11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,442	1,184,582	1,167,800	1,141,147	1,130,444	1,111,599	1,140,404	1,129,970	1,146,163	1,149,319	1,106,947	1,058,989	1,075,969	1,104,024	1,111,121	1,111,896	1,115,876	1,128,160	1,121,364	1,093,584	1,122,610	1,089,105	1,094,040	1,055,233	1,069,080	1,117,357	1,149,848	1,122,422	1,140,311	1,133,006		1,177,697	1,211,350	1,225,017	1,251,990	1,255,202	1,251,499	1,251,844	1,262,777	1,265,186	1,251,197	1,242,467	1,238,421	1,228,714	1,244,251	1,262,482	1,271,599	1,269,849	1,257,510	1,263,150	1,263,843	1,274,128	1,255,376	1,247,518	1,241,736	1,220,049	1,227,271	1,205,572	1,182,810	1,183,635	1,184,238	1,180,681	1,187,003	1,157,023	1,154,483	1,140,165	1,120,278	1,119,992	1,098,891	1,099,528	1,087,974	1,068,347	1,062,007	1,070,467	1,077,405	1,070,516	1,070,262	1,071,580	1,063,986	1,071,959	1,065,128	1,075,322	1,087,851	1,082,881	1,084,272	1,083,645	1,088,831	1,079,151	1,074,527	1,075,610	1,067,394	1,059,220	1,059,775	1,052,700	1,050,639	1,049,159	1,074,577	1,082,859	1,083,494	1,084,735	1,077,920	1,058,894	1,058,622	1,054,574	1,044,987	1,037,626	1,023,541	1,026,859	1,029,579	1,029,408	1,022,492	1,023,962	1,016,893	1,028,104	1,030,585	1,034,297	1,029,516	1,039,288	1,017,942	1,016,991	1,009,828	1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 6,002,211	5,922,908	5,839,002	5,705,733	5,652,222	5,557,996	5,702,020	5,649,850	5,730,816	5,746,597	5,534,733	5,294,945	5,379,845	5,520,121	5,555,606	5,559,482	5,579,381	5,640,802	5,606,821	5,467,922	5,613,049	5,445,523	5,470,198	5,276,164	5,345,399	5,586,784	5,749,238	5,612,108	5,701,554	5,665,028		5,888,485	6,056,752	6,125,085	6,259,951	6,276,009	6,257,496	6,259,222	6,313,887	6,325,932	6,255,983	6,212,335	6,192,105	6,143,571	6,221,254	6,312,408	6,357,994	6,349,245	6,287,550	6,315,751	6,319,215	6,370,638	6,276,880	6,237,589	6,208,682	6,100,243	6,136,354	6,027,861	5,914,048	5,918,173	5,921,188	5,903,406	5,935,016	5,785,114	5,772,417	5,700,825	5,601,391	5,599,958	5,494,454	5,497,639	5,439,871	5,341,736	5,310,037	5,352,334	5,387,024	5,352,582	5,351,310	5,357,900	5,319,932	5,359,795	5,325,642	5,376,610	5,439,253	5,414,403	5,421,362	5,418,223	5,444,153	5,395,754	5,372,635	5,378,048	5,336,968	5,296,098	5,298,877	5,263,501	5,253,193	5,245,795	5,372,883	5,414,297	5,417,471	5,423,673	5,389,599	5,294,468	5,293,111	5,272,871	5,224,933	5,188,129	5,117,703	5,134,295	5,147,895	5,147,040	5,112,458	5,119,810	5,084,467	5,140,518	5,152,927	5,171,483	5,147,580	5,196,439	5,089,712	5,084,956	5,049,138	5,000,000
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Account Value	$ 16,445	16,176	15,898	15,550	15,341	14,955	15,404	15,145	15,044	15,046	14,421	13,581	13,875	14,329	14,521	14,339	14,070	14,207	14,090	13,742	14,109	13,499	13,749	13,114	12,919	13,764	14,202	13,615	14,183	14,122		14,919	15,064	15,301	15,819	15,626	15,728	15,435	15,750	15,627	15,469	15,315	15,219	14,904	14,871	14,861	14,945	14,684	13,981	14,130	14,298	14,053	13,664	13,473	13,209	12,546	13,253	13,480	13,353	13,206	13,073	12,932	12,887	12,776	12,725	12,336	12,460	12,304	12,102	11,978	11,562	11,750	11,636	12,020	12,063	11,931	11,806	11,820	11,708	11,735	11,765	12,005	11,872	11,780	11,690	11,601	11,544	11,465	11,338	11,316	11,196	11,086	11,061	10,893	10,790	10,701	10,772	10,903	10,887	10,883	10,679	10,569	10,536	10,466	10,144	10,107	10,231	10,322	10,345	10,072	10,146	10,389	10,305	10,451	10,445	10,403	10,415	10,274	10,207	10,235	10,121	10,000
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Account Value	$ 16,445	16,176	15,898	15,550	15,341	14,955	15,404	15,145	15,044	15,046	14,421	13,581	13,875	14,329	14,521	14,339	14,070	14,207	14,090	13,742	14,109	13,499	13,749	13,114	12,919	13,764	14,202	13,615	14,183	14,122		14,919	15,064	15,301	15,819	15,626	15,728	15,435	15,750	15,627	15,469	15,315	15,219	14,904	14,871	14,861	14,945	14,684	13,981	14,130	14,298	14,053	13,664	13,473	13,209	12,546	13,253	13,480	13,353	13,206	13,073	12,932	12,887	12,776	12,725	12,336	12,460	12,304	12,102	11,978	11,562	11,750	11,636	12,020	12,063	11,931	11,806	11,820	11,708	11,735	11,765	12,005	11,872	11,780	11,690	11,601	11,544	11,465	11,338	11,316	11,196	11,086	11,061	10,893	10,790	10,701	10,772	10,903	10,887	10,883	10,679	10,569	10,536	10,466	10,144	10,107	10,231	10,322	10,345	10,072	10,146	10,389	10,305	10,451	10,445	10,403	10,415	10,274	10,207	10,235	10,121	10,000
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Account Value	$ 1,644,464	1,617,594	1,589,791	1,555,031	1,534,072	1,495,516	1,540,447	1,514,465	1,504,430	1,504,592	1,442,081	1,358,094	1,387,503	1,432,880	1,452,129	1,433,900	1,407,033	1,420,704	1,409,003	1,374,195	1,410,910	1,349,898	1,374,909	1,311,387	1,291,869	1,376,393	1,420,174	1,361,505	1,418,332	1,412,204		1,491,880	1,506,443	1,530,054	1,581,892	1,562,628	1,572,773	1,543,458	1,574,993	1,562,722	1,546,945	1,531,495	1,521,937	1,490,354	1,487,063	1,486,127	1,494,509	1,468,428	1,398,112	1,412,968	1,429,786	1,405,276	1,366,424	1,347,339	1,320,882	1,254,622	1,325,280	1,347,988	1,335,315	1,320,556	1,307,274	1,293,175	1,288,690	1,277,593	1,272,493	1,233,603	1,246,037	1,230,370	1,210,200	1,197,756	1,156,186	1,174,959	1,163,627	1,201,970	1,206,259	1,193,103	1,180,588	1,181,965	1,170,756	1,173,515	1,176,483	1,200,468	1,187,211	1,177,979	1,169,017	1,160,072	1,154,416	1,146,488	1,133,818	1,131,636	1,119,621	1,108,616	1,106,073	1,089,292	1,078,973	1,070,099	1,077,200	1,090,269	1,088,725	1,088,285	1,067,927	1,056,867	1,053,609	1,046,598	1,014,370	1,010,743	1,023,105	1,032,236	1,034,528	1,007,239	1,014,632	1,038,939	1,030,486	1,045,098	1,044,465	1,040,335	1,041,451	1,027,351	1,020,721	1,023,486	1,012,102	1,000,000
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Account Value	$ 8,222,322	8,087,968	7,948,953	7,775,153	7,670,362	7,477,582	7,702,234	7,572,327	7,522,150	7,522,961	7,210,404	6,790,470	6,937,513	7,164,401	7,260,646	7,169,500	7,035,166	7,103,520	7,045,016	6,870,974	7,054,552	6,749,491	6,874,543	6,556,933	6,459,347	6,881,966	7,100,871	6,807,524	7,091,659	7,061,020		7,459,399	7,532,217	7,650,270	7,909,460	7,813,141	7,863,865	7,717,288	7,874,967	7,813,611	7,734,725	7,657,477	7,609,683	7,451,768	7,435,316	7,430,635	7,472,543	7,342,139	6,990,562	7,064,841	7,148,929	7,026,379	6,832,121	6,736,693	6,604,410	6,273,111	6,626,401	6,739,941	6,676,575	6,602,779	6,536,371	6,465,874	6,443,450	6,387,967	6,362,467	6,168,013	6,230,183	6,151,851	6,050,998	5,988,780	5,780,930	5,874,794	5,818,133	6,009,851	6,031,293	5,965,516	5,902,939	5,909,827	5,853,781	5,867,577	5,882,416	6,002,342	5,936,054	5,889,895	5,845,087	5,800,359	5,772,081	5,732,442	5,669,090	5,658,181	5,598,103	5,543,080	5,530,363	5,446,458	5,394,865	5,350,497	5,385,999	5,451,344	5,443,627	5,441,426	5,339,636	5,284,337	5,268,043	5,232,989	5,071,852	5,053,713	5,115,524	5,161,181	5,172,641	5,036,195	5,073,160	5,194,696	5,152,430	5,225,490	5,222,323	5,201,676	5,207,254	5,136,757	5,103,604	5,117,431	5,060,509	5,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,959	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306		33,331	32,077	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,990	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,959	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306		33,331	32,077	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,990	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 4,614,542	4,487,412	4,395,855	4,471,925	4,189,425	3,952,790	4,127,878	4,056,467	3,797,382	3,704,974	3,547,868	3,199,128	3,245,333	3,431,977	3,463,072	3,350,204	3,135,763	2,999,071	2,969,771	2,779,757	2,813,167	2,596,736	2,812,015	2,689,464	2,540,949	2,814,570	2,952,090	2,635,745	2,862,486	2,930,616		3,333,131	3,207,655	3,349,938	3,664,439	3,588,567	3,566,759	3,282,449	3,477,191	3,351,869	3,244,928	3,053,367	3,096,191	2,898,950	2,849,987	2,850,647	2,871,895	2,745,621	2,490,604	2,578,163	2,705,454	2,452,387	2,277,183	2,182,161	2,044,879	1,781,299	1,975,655	2,120,033	2,073,675	2,012,943	1,927,436	1,874,588	1,874,355	1,888,821	1,847,112	1,728,411	1,844,963	1,765,211	1,716,358	1,657,069	1,520,405	1,663,422	1,645,940	1,807,587	1,797,540	1,704,352	1,655,746	1,639,955	1,571,092	1,565,623	1,609,767	1,653,114	1,543,774	1,531,848	1,486,683	1,431,227	1,412,857	1,387,424	1,351,502	1,355,072	1,320,730	1,291,200	1,276,436	1,225,533	1,185,580	1,171,083	1,146,145	1,173,707	1,169,430	1,175,269	1,122,294	1,126,719	1,105,256	1,115,442	1,044,968	1,045,414	1,107,227	1,123,718	1,120,572	1,031,734	1,057,904	1,126,303	1,089,362	1,108,897	1,093,505	1,088,056	1,100,573	1,031,798	1,047,843	1,058,875	1,026,352	1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,072,712	22,437,058	21,979,275	22,359,623	20,947,124	19,763,952	20,639,388	20,282,333	18,986,912	18,524,872	17,739,340	15,995,638	16,226,666	17,159,887	17,315,359	16,751,022	15,678,817	14,995,354	14,848,854	13,898,787	14,065,837	12,983,680	14,060,073	13,447,319	12,704,746	14,072,849	14,760,449	13,178,725	14,312,432	14,653,081		16,665,654	16,038,274	16,749,692	18,322,196	17,942,834	17,833,797	16,412,243	17,385,957	16,759,344	16,224,640	15,266,833	15,480,955	14,494,752	14,249,934	14,253,233	14,359,477	13,728,106	12,453,019	12,890,815	13,527,272	12,261,937	11,385,915	10,910,804	10,224,397	8,906,493	9,878,274	10,600,164	10,368,377	10,064,714	9,637,179	9,372,940	9,371,777	9,444,107	9,235,560	8,642,053	9,224,816	8,826,056	8,581,792	8,285,344	7,602,027	8,317,112	8,229,699	9,037,933	8,987,701	8,521,762	8,278,728	8,199,777	7,855,461	7,828,113	8,048,837	8,265,568	7,718,870	7,659,242	7,433,416	7,156,136	7,064,286	6,937,120	6,757,510	6,775,360	6,603,648	6,455,998	6,382,180	6,127,663	5,927,901	5,855,417	5,730,726	5,868,537	5,847,148	5,876,344	5,611,471	5,633,597	5,526,280	5,577,209	5,224,839	5,227,069	5,536,137	5,618,589	5,602,862	5,158,671	5,289,522	5,631,517	5,446,811	5,544,486	5,467,525	5,440,280	5,502,864	5,158,990	5,239,217	5,294,375	5,131,758	5,000,000
EATON VANCE Index: Calvert Growth Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Account Value	$ 24,928	24,392	23,852	23,360	22,929	22,070	22,851	22,195	21,382	21,316	20,277	18,641	19,227	20,045	20,561	19,884	18,871	19,049	18,821	18,362	18,866	17,659	18,346	17,155	16,230	17,843	18,483	17,273	18,747	18,723		20,275	19,926	20,372	21,436	20,695	21,172	20,215	20,998	20,530	20,380	20,107	19,866	19,080	18,626	18,191	18,244	17,475	15,680	16,001	16,476	15,596	14,865	14,469	13,866	12,541	14,389	15,498	15,607	15,145	14,765	14,420	14,170	14,442	14,360	13,536	14,295	13,855	13,687	13,328	12,394	13,298	13,099	14,086	14,072	13,851	13,495	13,525	13,374	13,292	13,514	14,032	13,403	13,224	12,955	12,716	12,468	12,420	12,144	12,068	11,873	11,710	11,620	11,301	11,056	10,846	10,662	10,863	10,808	10,776	10,366	10,389	10,326	10,203	9,555	9,577	10,116	10,296	10,322	9,655	9,954	10,572	10,475	10,681	10,636	10,449	10,558	10,056	10,211	10,312	10,140	10,000
EATON VANCE Index: Calvert Growth Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Account Value	$ 24,928	24,392	23,852	23,360	22,929	22,070	22,851	22,195	21,382	21,316	20,277	18,641	19,227	20,045	20,561	19,884	18,871	19,049	18,821	18,362	18,866	17,659	18,346	17,155	16,230	17,843	18,483	17,273	18,747	18,723		20,275	19,926	20,372	21,436	20,695	21,172	20,215	20,998	20,530	20,380	20,107	19,866	19,080	18,626	18,191	18,244	17,475	15,680	16,001	16,476	15,596	14,865	14,469	13,866	12,541	14,389	15,498	15,607	15,145	14,765	14,420	14,170	14,442	14,360	13,536	14,295	13,855	13,687	13,328	12,394	13,298	13,099	14,086	14,072	13,851	13,495	13,525	13,374	13,292	13,514	14,032	13,403	13,224	12,955	12,716	12,468	12,420	12,144	12,068	11,873	11,710	11,620	11,301	11,056	10,846	10,662	10,863	10,808	10,776	10,366	10,389	10,326	10,203	9,555	9,577	10,116	10,296	10,322	9,655	9,954	10,572	10,475	10,681	10,636	10,449	10,558	10,056	10,211	10,312	10,140	10,000
EATON VANCE Index: Calvert Growth Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Account Value	$ 2,492,751	2,439,182	2,385,238	2,336,039	2,292,871	2,207,034	2,285,123	2,219,545	2,138,230	2,131,633	2,027,671	1,864,083	1,922,664	2,004,549	2,056,064	1,988,357	1,887,133	1,904,861	1,882,084	1,836,207	1,886,638	1,765,938	1,834,634	1,715,490	1,623,005	1,784,281	1,848,251	1,727,341	1,874,746	1,872,329		2,027,545	1,992,619	2,037,184	2,143,562	2,069,454	2,117,177	2,021,468	2,099,837	2,053,023	2,037,993	2,010,713	1,986,649	1,907,987	1,862,610	1,819,104	1,824,383	1,747,517	1,568,013	1,600,085	1,647,553	1,559,605	1,486,545	1,446,881	1,386,627	1,254,088	1,438,887	1,549,780	1,560,651	1,514,478	1,476,503	1,442,028	1,417,003	1,444,186	1,435,966	1,353,649	1,429,514	1,385,543	1,368,724	1,332,787	1,239,407	1,329,777	1,309,908	1,408,560	1,407,154	1,385,121	1,349,514	1,352,492	1,337,399	1,329,244	1,351,435	1,403,175	1,340,314	1,322,433	1,295,465	1,271,573	1,246,823	1,242,027	1,214,417	1,206,823	1,187,326	1,171,034	1,162,009	1,130,135	1,105,551	1,084,574	1,066,160	1,086,327	1,080,814	1,077,640	1,036,650	1,038,889	1,032,568	1,020,259	955,497	957,707	1,011,567	1,029,565	1,032,239	965,499	995,363	1,057,183	1,047,503	1,068,077	1,063,610	1,044,940	1,055,792	1,005,630	1,021,080	1,031,221	1,013,997	1,000,000
EATON VANCE Index: Calvert Growth Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Account Value	$ 12,463,755	12,195,911	11,926,191	11,680,195	11,464,353	11,035,168	11,425,613	11,097,727	10,691,152	10,658,166	10,138,355	9,320,416	9,613,320	10,022,746	10,280,320	9,941,787	9,435,664	9,524,306	9,410,419	9,181,035	9,433,188	8,829,690	9,173,170	8,577,448	8,115,023	8,921,405	9,241,257	8,636,703	9,373,730	9,361,647		10,137,726	9,963,093	10,185,920	10,717,810	10,347,271	10,585,887	10,107,340	10,499,184	10,265,117	10,189,964	10,053,567	9,933,245	9,539,937	9,313,052	9,095,522	9,121,916	8,737,585	7,840,065	8,000,424	8,237,763	7,798,027	7,432,723	7,234,403	6,933,136	6,270,439	7,194,434	7,748,901	7,803,257	7,572,390	7,382,517	7,210,142	7,085,017	7,220,928	7,179,828	6,768,247	7,147,570	6,927,713	6,843,620	6,663,936	6,197,037	6,648,887	6,549,541	7,042,801	7,035,771	6,925,605	6,747,569	6,762,462	6,686,996	6,646,218	6,757,177	7,015,877	6,701,568	6,612,164	6,477,324	6,357,867	6,234,117	6,210,135	6,072,083	6,034,116	5,936,630	5,855,170	5,810,044	5,650,675	5,527,754	5,422,871	5,330,798	5,431,637	5,404,072	5,388,198	5,183,250	5,194,444	5,162,841	5,101,293	4,777,485	4,788,536	5,057,834	5,147,824	5,161,196	4,827,497	4,976,814	5,285,914	5,237,516	5,340,386	5,318,052	5,224,700	5,278,962	5,028,151	5,105,400	5,156,104	5,069,987	5,000,000
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Account Value	$ 20,915	20,516	20,109	19,684	19,359	18,739	19,361	18,909	18,465	18,431	17,592	16,349	16,788	17,429	17,776	17,354	16,716	16,869	16,697	16,287	16,727	15,814	16,289	15,377	14,808	16,046	16,592	15,679	16,698	16,654		17,837	17,740	18,084	18,879	18,417	18,696	18,066	18,617	18,322	18,160	17,940	17,776	17,220	16,974	16,749	16,819	16,298	15,019	15,259	15,589	15,005	14,430	14,130	13,679	12,641	13,955	14,639	14,628	14,319	14,053	13,807	13,655	13,740	13,669	13,048	13,501	13,195	13,008	12,759	12,064	12,630	12,470	13,163	13,177	12,992	12,746	12,765	12,627	12,599	12,728	13,110	12,720	12,584	12,398	12,229	12,071	12,009	11,804	11,753	11,595	11,457	11,400	11,148	10,969	10,815	10,739	10,909	10,873	10,854	10,537	10,497	10,445	10,347	9,842	9,837	10,188	10,329	10,351	9,858	10,054	10,499	10,406	10,584	10,554	10,438	10,501	10,161	10,218	10,282	10,135	10,000
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Account Value	$ 20,915	20,516	20,109	19,684	19,359	18,739	19,361	18,909	18,465	18,431	17,592	16,349	16,788	17,429	17,776	17,354	16,716	16,869	16,697	16,287	16,727	15,814	16,289	15,377	14,808	16,046	16,592	15,679	16,698	16,654		17,837	17,740	18,084	18,879	18,417	18,696	18,066	18,617	18,322	18,160	17,940	17,776	17,220	16,974	16,749	16,819	16,298	15,019	15,259	15,589	15,005	14,430	14,130	13,679	12,641	13,955	14,639	14,628	14,319	14,053	13,807	13,655	13,740	13,669	13,048	13,501	13,195	13,008	12,759	12,064	12,630	12,470	13,163	13,177	12,992	12,746	12,765	12,627	12,599	12,728	13,110	12,720	12,584	12,398	12,229	12,071	12,009	11,804	11,753	11,595	11,457	11,400	11,148	10,969	10,815	10,739	10,909	10,873	10,854	10,537	10,497	10,445	10,347	9,842	9,837	10,188	10,329	10,351	9,858	10,054	10,499	10,406	10,584	10,554	10,438	10,501	10,161	10,218	10,282	10,135	10,000
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Account Value	$ 2,091,520	2,051,578	2,010,883	1,968,390	1,935,902	1,873,887	1,936,111	1,890,870	1,846,451	1,843,061	1,759,185	1,634,932	1,678,764	1,742,929	1,777,553	1,735,390	1,671,596	1,686,940	1,669,711	1,628,684	1,672,713	1,581,424	1,628,937	1,537,703	1,480,811	1,604,583	1,659,249	1,567,874	1,669,809	1,665,445		1,783,656	1,774,014	1,808,381	1,887,920	1,841,662	1,869,613	1,806,621	1,861,684	1,832,208	1,815,991	1,793,981	1,777,576	1,721,955	1,697,351	1,674,882	1,681,917	1,629,822	1,501,888	1,525,854	1,558,876	1,500,465	1,442,981	1,413,020	1,367,931	1,264,126	1,395,536	1,463,895	1,462,792	1,431,904	1,405,339	1,380,670	1,365,455	1,374,009	1,366,925	1,304,803	1,350,149	1,319,502	1,300,819	1,275,850	1,206,445	1,262,968	1,247,000	1,316,251	1,317,668	1,299,240	1,274,619	1,276,520	1,262,685	1,259,947	1,272,846	1,311,011	1,272,036	1,258,427	1,239,790	1,222,936	1,207,119	1,200,860	1,180,416	1,175,291	1,159,476	1,145,737	1,139,965	1,114,808	1,096,904	1,081,472	1,073,901	1,090,948	1,087,345	1,085,427	1,053,673	1,049,729	1,044,457	1,034,689	984,194	983,746	1,018,812	1,032,855	1,035,131	985,764	1,005,412	1,049,939	1,040,609	1,058,355	1,055,391	1,043,783	1,050,131	1,016,106	1,021,764	1,028,233	1,013,492	1,000,000
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Account Value	$ 10,457,601	10,257,888	10,054,416	9,841,949	9,679,510	9,369,437	9,680,556	9,454,351	9,232,257	9,215,307	8,795,927	8,174,662	8,393,818	8,714,646	8,887,765	8,676,951	8,357,982	8,434,698	8,348,557	8,143,419	8,363,563	7,907,118	8,144,685	7,688,517	7,404,056	8,022,915	8,296,245	7,839,370	8,349,044	$ 8,327,225		$ 8,918,282	$ 8,870,068	$ 9,041,904	$ 9,439,599	$ 9,208,309	$ 9,348,063	$ 9,033,103	$ 9,308,421	$ 9,161,039	$ 9,079,953	$ 8,969,907	$ 8,887,878	$ 8,609,775	$ 8,486,755	$ 8,374,408	$ 8,409,584	$ 8,149,108	$ 7,509,440	$ 7,629,271	$ 7,794,381	$ 7,502,324	$ 7,214,905	$ 7,065,101	$ 6,839,653	$ 6,320,629	$ 6,977,679	$ 7,319,476	$ 7,313,960	$ 7,159,519	$ 7,026,696	$ 6,903,348	$ 6,827,276	$ 6,870,046	$ 6,834,624	$ 6,524,014	$ 6,750,745	$ 6,597,508	$ 6,504,093	$ 6,379,251	$ 6,032,225	$ 6,314,840	$ 6,235,000	$ 6,581,255	$ 6,588,342	$ 6,496,202	$ 6,373,094	$ 6,382,602	$ 6,313,424	$ 6,299,734	$ 6,364,229	$ 6,555,054	$ 6,360,181	$ 6,292,136	$ 6,198,949	$ 6,114,682	$ 6,035,594	$ 6,004,298	$ 5,902,080	$ 5,876,454	$ 5,797,378	$ 5,728,683	$ 5,699,823	$ 5,574,038	$ 5,484,521	$ 5,407,362	$ 5,369,505	$ 5,454,739	$ 5,436,727	$ 5,427,134	$ 5,268,367	$ 5,248,647	$ 5,222,286	$ 5,173,444	$ 4,920,972	$ 4,918,732	$ 5,094,060	$ 5,164,274	$ 5,175,653	$ 4,928,821	$ 5,027,060	$ 5,249,697	$ 5,203,045	$ 5,291,776	$ 5,276,954	$ 5,218,913	$ 5,250,655	$ 5,080,532	$ 5,108,822	$ 5,141,167	$ 5,067,459	$ 5,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 12,839	11,949	11,636	11,071	11,176	10,832	11,316	10,777	10,393	10,383	9,838	9,148	9,482	9,863	10,136	9,792	9,182	9,550	9,409	9,452	9,798	9,315	9,706	9,135	8,286	9,082	9,361	8,779	9,619		10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 12,839	11,949	11,636	11,071	11,176	10,832	11,316	10,777	10,393	10,383	9,838	9,148	9,482	9,863	10,136	9,792	9,182	9,550	9,409	9,452	9,798	9,315	9,706	9,135	8,286	9,082	9,361	8,779	9,619		10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 1,283,860			1,107,052			1,131,561			1,038,267			948,210			979,200			940,864			931,493			828,578			877,893			1,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 6,419,301	$ 5,974,305	$ 5,818,231	$ 5,535,259	$ 5,587,821	$ 5,416,130	$ 5,657,806	$ 5,388,414	$ 5,196,709	$ 5,191,334	$ 4,918,865	$ 4,573,774	$ 4,741,048	$ 4,931,346	$ 5,068,169	$ 4,896,001	$ 4,591,032	$ 4,775,202	$ 4,704,322	$ 4,726,087	$ 4,898,814	$ 4,657,463	$ 4,853,099	$ 4,567,659	$ 4,142,888	$ 4,541,082	$ 4,680,541	$ 4,389,464	$ 4,809,697		$ 5,000,000